Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

6.      Property and Equipment

	2023	2022
Computer hardware	$21,969,345	$8,866,157
Furniture and fixtures	121,077	100,921
Leasehold improvements	1,911,901	921,570
	24,002,323	9,888,648
Accumulated depreciation	(4,312,336)	(1,044,416)
Net carrying value	$19,689,987	$8,844,232

Depreciation expense on property and equipment for the year ended December 31, 2023 was $3,267,920 (2022 – $987,014).